Stockholders Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Stockholders Equity
Summary of Changes in Restricted Shares
	Restricted Stock Award	Weighted -Average Grant Price
Balance, December 31, 2022	70,000,000	$0.03
Granted	-	-
Vested	-	-
Forfeited	-	-
Balance, December 31, 2023	70,000,000	$0.03
Granted	-	-
Vested	-	-
Cancelled	(65,000,000)	0.03
Balance, December 31, 2024	5,000,000	$0.03

Schedule of fair value assumptions used to value its warrants using black-scholes model
March 31
2025
Expected term	5.00 years
Expected average volatility	49.0% - 57.5%
Risk-free interest rate	3.99% - 4.29%
Expected dividend yield	-

2024
Expected term	5.00 years
Expected average volatility	239-251%
Expected dividend yield	-
Risk-free interest rate	3.79–4.30%

Summary of warrants activity
	Warrants Outstanding		Weighted Average Remaining
		Weighted Average	Contractual life
	Shares	Exercise Price	(in years)

Outstanding, December 31, 2024	1,620,000	$0.50	4.61
Granted	9,765,125	0.30	5.04
Exercised	-	-	-
Forfeited/cancelled	-	-	-
Outstanding, March 31, 2025	11,385,125	$0.32	4.86

Exercisable, March 31, 2025	6,713,750	$0.50	4.76

Warrants Outstanding
		Weighted Average	Weighted Average Remaining
	Shares	Exercise Price	Contractual life (in years)

Outstanding, December 31, 2023	-	$-	-
Granted	1,620,000	0.50	5.00
Exercised	-	-	-
Forfeited/canceled	-	-	-
Outstanding, December 31, 2024	1,620,000	$0.50	4.61